Equity Investment in Micronet (Details) - Schedule of purchase price of acquisition - Micronet Ltd. [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Total cash consideration	$ 887
Total Purchase Consideration	887
Goodwill value	2,618
Debt-free net working capital	788
Property and equipment	661
Right of use assets	310
Other assets	26
Borrowings	(1,675)
Severance payable	(95)
Lease liabilities	(101)
Intangible assets – trade name/trademarks	270
Intangible assets – developed technology	1,580
Intangible assets – customer relationship	410
Intangible assets – ground	215
Deferred Tax liability	(362)
Fair value of net assets acquired	2,027
Noncontrolling interest	(2,172)
Gain on equity interest	(665)
Equity investment	(921)
Change in investment	$ (3,758)